UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period:  February 28, 2019

Item 1. Schedule of Investments.

Schedule of Investments February 28, 2019 (Unaudited)

Reinhart Mid Cap PMV Fund

Description	Shares	Value
COMMON STOCKS - 94.8%
Communication Services - 8.2%
Discovery, Class A *	220,710	$6,378,519
Interpublic Group of Companies	255,010	5,872,880
Zayo Group Holdings *	239,620	5,942,576
		18,193,975
Consumer Discretionary - 15.4%
Aramark	193,380	5,859,414
BorgWarner	130,080	5,282,549
eBay *	179,020	6,650,593
LKQ *	223,430	6,189,011
Michaels *	360,980	5,104,257
Thor Industries	79,420	5,128,149
		34,213,973
Consumer Staples - 2.8%
Ingredion	67,000	6,194,150

Energy - 7.0%
Apache	125,670	4,169,731
Encana	723,844	5,247,869
EQT	205,570	3,724,929
National Oilwell Varco	83,760	2,357,006
		15,499,535
Financials - 18.0%
BOK Financial	56,541	5,113,568
Citizens Financial Group	185,810	6,863,821
Fifth Third Bancorp	147,810	4,076,600
Invesco	304,800	5,897,880
Loews	69,450	3,307,209
Northern Trust	48,910	4,558,412
Signature Bank	31,000	4,208,560
White Mountains Insurance Group	6,513	6,118,247
		40,144,297
Health Care - 7.7%
Cerner *	83,000	4,643,850
Encompass Health	49,840	3,146,898
Stericycle *	127,020	5,662,552
Universal Health Services, Class B	27,150	3,769,234
		17,222,534

Industrials - 16.3%
Aerojet Rocketdyne Holdings *	99,294	3,698,701
AMERCO	15,745	6,055,370
Arconic	341,500	6,314,335
Carlisle Companies	24,970	3,073,308
KAR Auction Services	92,320	4,352,888
Masco	167,420	6,288,295
Snap-on	40,795	6,527,200
		36,310,097
Information Technology - 5.3%
Cognizant Technology Solutions, Class A	83,270	5,910,505
DXC Technology	90,950	5,989,967
		11,900,472
Materials - 2.2%
Axalta Coating Systems *	185,210	4,950,663

Real Estate - 5.5%
Ryman Hospitality Properties - REIT	40,900	3,312,491
Ventas - REIT	53,920	3,383,480
Weyerhaeuser - REIT	225,520	5,613,193
		12,309,164
Utilities - 6.4%
Entergy	29,760	2,777,501
UGI	103,600	5,687,640
Vistra Energy *	218,800	5,697,552
		14,162,693
TOTAL COMMON STOCKS
(Cost $208,199,137)		211,101,553

SHORT-TERM INVESTMENTS - 2.8%
First American Treasury Obligations Fund, Class X, 2.32% ^
(Cost $6,156,619)	6,156,619	6,156,619

Total Investments - 97.6%
(Cost $214,355,756)		217,258,172
Other Assets and Liabilities, Net - 2.4%		5,263,235
Total Net Assets - 100.0%		$222,521,407

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of February 28, 2019.
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of February 28, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$211,101,553	$-	$-	$211,101,553
Short-Term Investment	6,156,619	-	-	6,156,619
Total Investments in Securities	$217,258,172	$-	$-	$217,258,172

Refer to Schedule of Investments for furhter information on the classification of investments.

Schedule of Investments February 28, 2019 (Unaudited)

Reinhart Intermediate Bond NextShares

Description	Par	Value
CORPORATE BONDS - 51.4%
Communication Services - 5.1%
AT&T
2.450%, 06/30/2020	$86,000	$85,440
Walt Disney
0.875%, 07/12/2019	86,000	85,490
2.950%, 06/15/2027	89,000	87,021
		257,951
Consumer Discretionary - 1.7%
Target
3.875%, 07/15/2020	83,000	84,298

Consumer Staples - 6.8%
Coca-Cola
3.200%, 11/01/2023	88,000	89,689
Kimberly-Clark
1.850%, 03/01/2020	84,000	83,285
PepsiCo
3.000%, 08/25/2021	85,000	85,538
Procter & Gamble
2.300%, 02/06/2022	87,000	86,173
		344,685
Energy - 1.7%
Exxon Mobil
2.397%, 03/06/2022	86,000	85,236

Financials - 20.5%
American Express
4.200%, 11/06/2025	79,000	82,176
Bank of New York Mellon
2.050%, 05/03/2021	76,000	74,678
Berkshire Hathaway, Inc.
2.750%, 03/15/2023	76,000	75,880
Branch Banking & Trust
2.625%, 01/15/2022	99,000	98,157
Comerica Bank
2.500%, 06/02/2020	60,000	59,548
Goldman Sachs Group
2.750%, 09/15/2020	37,000	36,854
JPMorgan Chase
6.300%, 04/23/2019	57,000	57,273
MetLife
3.048%, 12/15/2022	86,000	85,980
National Rural Utilities Cooperative Finance
2.000%, 01/27/2020	49,000	48,674
Northern Trust
3.450%, 11/04/2020	47,000	47,594
PNC Bank
2.150%, 04/29/2021	87,000	85,405
Prudential Financial
3.500%, 05/15/2024	99,000	101,441
State Street
3.700%, 11/20/2023	83,000	85,469
SunTrust Bank
3.300%, 05/15/2026	52,000	50,669
Travelers Companies
5.900%, 06/02/2019	45,000	45,371
		1,035,169

Health Care - 1.7%
Johnson & Johnson
2.250%, 03/03/2022	86,000	84,915

Industrials - 5.1%
Honeywell International
4.250%, 03/01/2021	8,000	8,227
1.850%, 11/01/2021	80,000	78,293
United Parcel Service
2.350%, 05/16/2022	84,000	82,743
United Technologies
1.500%, 11/01/2019	87,000	86,268
		255,531
Utilities - 8.8%
Consolidated Edison
4.450%, 06/15/2020	93,000	94,772
Duke Energy
3.100%, 08/15/2021	95,000	95,275
2.538%, 09/01/2031	59,000	54,243
Northern States Power
2.600%, 05/15/2023	101,000	99,599
PECO Energy
3.150%, 10/15/2025	99,000	97,567
		441,456
Total Corporate Bonds
(Cost $2,577,537)		2,589,241

U.S. TREASURY SECURITIES - 43.9%
United States Treasury Notes
1.250%, 10/31/2021	490,000	474,343
1.875%, 09/30/2022	210,000	205,554
1.750%, 05/15/2023	422,000	409,175
2.000%, 06/30/2024	300,000	291,856
2.000%, 02/15/2025	340,000	329,096
1.500%, 08/15/2026	270,000	249,328
2.250%, 08/15/2027	210,000	203,282
2.75%, 02/15/2028	51,000	51,228
Total U.S. Treasury Securities
(Cost $2,190,768)		2,213,862

ASSET-BACKED SECURITIES - 4.4%
Financials - 3.2%
Capital One Multi-Asset Execution Trust
1.660%, 06/17/2024	163,000	158,873
Utilities - 1.2%
AEP Texas Central Transition Funding
5.306%, 07/01/2021	60,342	61,250
Total Asset-Backed Securities
(Cost $220,079)		220,123

SHORT-TERM INVESTMENT - 0.1%	Shares
First American Treasury Obligations Fund, Class X, 2.32% ^
Total Short-Term Investment
(Cost $5,582)	5,582	5,582

Total Investments - 99.8%
(Cost $4,993,966)		5,028,808
Other Assets and Liabilities, Net - 0.2%		9,408
Total Net Assets - 100.0%		$5,038,216

^ The rate shown is the annualized seven-day effective yield as of February 28, 2019.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of February 28, 2019:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$2,589,241	$-	$2,589,241
U.S. Treasury Securities	-	2,213,862	-	2,213,862
Asset-Backed Securities	-	220,123	-	220,123
Short-Term Investment	5,582	-	-	5,582
Total Investments in Securities	$5,582	$5,023,226	$-	$5,028,808

Refer to Schedule of Investments for furhter information on the classification of investments.

Schedule of Investments February 28, 2019 (Unaudited)

Reinhart Genesis PMV Fund

Description	Shares	Value
COMMON STOCKS - 93.2%
Consumer Discretionary - 17.9%
Bloomin' Brands	17,160	$354,869
Carter's	4,100	399,504
Dorman Products *	2,470	199,823
frontdoor *	13,800	441,600
Gentex	11,230	228,418
Michaels *	22,100	312,494
Thor Industries	6,480	418,413
Viad	4,560	264,024
		2,619,145
Consumer Staples - 1.7%
Vector Group	20,502	240,283

Financials - 16.8%
1st Source	9,860	468,843
Air Lease	11,980	447,573
First Citizens BancShares, Class A	900	392,922
First Hawaiian	13,190	355,603
International Bancshares	8,320	339,622
White Mountains Insurance Group	480	450,907
		2,455,470
Health Care - 5.9%
Encompass Health	7,220	455,871
Premier, Class A *	11,010	402,746
		858,617
Industrials - 23.0%
Aerojet Rocketdyne Holdings *	15,270	568,807
AMERCO	1,293	497,275
Astronics, Class B *	10,284	369,915
GMS *	24,280	474,674
Grand Canyon Education *	3,000	347,040
Insperity	3,300	416,691
KAR Auction Services	6,650	313,548
TrueBlue *	8,930	205,569
UniFirst	1,200	172,584
		3,366,103
Information Technology - 9.9%
ACI Worldwide *	8,500	270,895
Cision *	38,180	497,104
Gentherm *	2,840	116,440
TriNet Group *	9,200	563,868
		1,448,307
Materials - 3.9%
GrafTech International	28,500	410,970
Nexeo Solutions *	16,280	161,660
		572,630

Real Estate - 14.1%
Alexander & Baldwin - REIT *	24,020	550,779
Extended Stay America	22,320	407,117
Life Storage - REIT	1,370	133,712
Marcus & Millichap *	10,460	403,965
Medical Properties Trust - REIT	10,350	188,681
Ryman Hospitality Properties - REIT	4,560	369,314
		2,053,568
TOTAL COMMON STOCKS
(Cost $13,388,007)		13,614,123

SHORT-TERM INVESTMENT - 4.5%
First American Treasury Obligations Fund, Class X, 2.32% ^
(Cost $654,087)	654,087	654,087

Total Investments - 97.7%
(Cost $14,042,094)		14,268,210
Other Assets and Liabilities, Net - 2.3%		338,811
Total Net Assets - 100.0%		$14,607,021

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of February 28, 2019.
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of February 28, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$13,614,123	$-	$-	$13,614,123
Short-Term Investment	654,087	-	-	654,087
Total Investments in Securities	$14,268,210	$-	$-	$14,268,210

Refer to Schedule of Investments for furhter information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date   April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                          Brian R. Wiedmeyer, President

Date    April 24, 2019

By (Signature and Title)* /s/ Ryan L. Roell
                                          Ryan L. Roell, Treasurer

Date    April 24, 2019